Risk Management (Details) - Schedule of expected credit losses on financial assets recognized in profit or loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of expected credit losses on financial assets recognized in profit or loss [Abstract]
Expected credit loss provision on trade receivables arising from contracts with customers	R 87,541	R 88,482	R 80,842